Offerings	Mar. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001, one redeemable warrant
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares to be included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Redeemable warrants to acquire one Class A ordinary share included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. No fee pursuant to Rule 457(g).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative Shares
Amount Registered | shares	115,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 1,150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 158.82
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. No fee pursuant to Rule 457(g).